Intangible Assets and Goodwill Amort (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 5,700,000	$ 1,000,000	$ 1,000,000
Amortization Expense 2022	27,100,000
Amortization Expense 2023	8,600,000
Amortization Expense 2024	8,600,000
Amortization Expense 2025	8,600,000
Amortization Expense 2026	$ 8,600,000